Stockholders' Equity	12 Months Ended
May 29, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY

Share Repurchase Program
Repurchased common stock has historically been reflected as a reduction of stockholders’ equity. On December 16, 2015, our Board of Directors authorized a new share repurchase program under which we may repurchase up to $500.0 million of our outstanding common stock. As of May 29, 2016, $315.6 million remains under this authorization. This repurchase program does not have an expiration and replaces all other outstanding share repurchase authorizations.

Share Retirements
As of May 29, 2016, of the 185.0 million cumulative shares repurchased under the current and previous authorizations, 172.3 million shares were retired and restored to authorized but unissued shares of common stock. We expect that all shares of common stock acquired in the future will also be retired and restored to authorized but unissued shares of common stock.

Stockholders’ Rights Plan
In connection with the announced REIT transaction, our Board approved a Rights Agreement dated June 23, 2015, to deter any person from acquiring ownership of more than 9.8 percent of our common stock during the period leading up to the REIT transaction. Under the Rights Agreement, each share of our common stock had associated with it one right to purchase one thousandth of a share of our Series A Junior Participating Cumulative Preferred Stock at a purchase price of $156.26 per share, subject to adjustment under certain circumstances to prevent dilution. On November 10, 2015, the rights expired by their terms following completion of the spin-off of Four Corners. As a result, each share of our common stock is no longer accompanied by a right. The holders of common stock are not entitled to any payment as a result of the expiration of the Rights Agreement and the rights issued thereunder.

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 25, 2014	$(4.7)	$0.1	$(50.4)	$(73.1)	$(128.1)
Gain (loss)	(4.3)	—	2.1	3.1	0.9
Reclassification realized in net earnings	7.3	—	29.2	4.1	40.6
Balances at May 31, 2015	$(1.7)	$0.1	$(19.1)	$(65.9)	$(86.6)
Gain (loss)	0.5	—	2.0	(23.5)	(21.0)
Reclassification realized in net earnings	—	—	21.0	(0.4)	20.6
Balances at May 29, 2016	$(1.2)	$0.1	$3.9	$(89.8)	$(87.0)

Reclassifications related to foreign currency translation in fiscal 2015 primarily relate to the disposition of Red Lobster and are included in earnings from discontinued operations, net of tax expense in our consolidated statement of earnings. The following table presents the amounts and line items in our consolidated statements of earnings where other adjustments reclassified from AOCI into net earnings were recorded:

		Fiscal Year
(in millions) AOCI Components	Location of Gain (Loss) Recognized in Earnings	May 29, 2016	May 31, 2015
Derivatives
Equity contracts	(1)	$2.1	$(1.0)
Interest rate contracts	(2)	(37.4)	(45.7)
	Total before tax	$(35.3)	$(46.7)
	Tax benefit	14.3	17.5
	Net of tax	$(21.0)	$(29.2)

Benefit plan funding position
Pension/postretirement plans
Actuarial losses	(3)	$(2.8)	$(2.6)
Settlement loss	(3)	—	(6.1)
Total - pension/postretirement plans		$(2.8)	$(8.7)
Recognized net actuarial gain - other plans	(4)	3.4	1.8
	Total before tax	$0.6	$(6.9)
	Tax benefit	(0.2)	2.8
	Net of tax	$0.4	$(4.1)

(1)	Primarily included in restaurant labor costs and general and administrative expenses. See Note 8 for additional details.

(2)
Included in interest, net, on our consolidated statements of earnings. Reclassifications primarily related to the acceleration of hedge loss amortization resulting from the pay down of the associated long-term debt.

(3)
Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and general and administrative expenses. See Note 14 for additional details.

(4)	Included in the computation of net periodic benefit costs - other plans, which is a component of general and administrative expenses.